Note 6 - Servicing (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Servicing Assets at Fair Value [Table Text Block]
	(in thousands)
	2020	2019	2018
Fair value at beginning of year	$1,061	$1,313	$1,270
Capitalized servicing rights – new loan sales	690	192	164
Disposals (amortization based on loan payments and payoffs)	(326)	(186)	(147)
Change in fair value	(293)	(258)	26
Fair value at end of year	$1,132	$1,061	$1,313